SHORT-TERM INVESTMENTS - Additional information (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
SHORT-TERM INVESTMENTS
Realized gain from short-term investments	$ 12,491	$ 0	$ 16,919	$ 0